Average Annual Total Returns - PROFUND VP CONSUMER SERVICES	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Consumer ServicesSM Index OneYear		Dow Jones U.S. Consumer ServicesSM Index FiveYears		Dow Jones U.S. Consumer ServicesSM Index TenYears
Total	28.34%	14.69%	15.46%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	29.76%	[1]	16.48%	[1]	17.35%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.